Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our executive compensation process begins in the fall, with preparations for the next compensation season. Following the conclusion of our fiscal year on December 31, the Compensation Committee reviews proposed payouts under previously established compensation programs in January and finalizes such payouts in February. Some of these compensation awards are based on results for the fiscal year just ended, some of them are tied to multi-year performance periods and some of them are fixed value awards. In February, the Compensation Committee also reviews and establishes compensation programs for the new fiscal year or for new multi-year performance periods.

Stock options are not a component of our executive compensation program. Annual grants of RSUs and, to our executive officers, PSUs are made by the Compensation Committee on a pre-determined schedule, with such grants being made immediately following the conclusion of the February Board meeting. Special grants of equity awards are rarely made to our executive officers. The Compensation Committee makes such awards at such time as it determines that they are necessary.

The Compensation Committee does not consider or take into account the existence of material nonpublic information when determining the timing and terms of equity awards, does not coordinate equity awards with the release of material nonpublic information and does not accelerate or delay equity awards in response to material nonpublic information. The Company has never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

In December of each year, the Compensation Committee delegates to the Chief Executive Officer and the President, acting individually or collectively, the authority to grant during the subsequent fiscal year up to a specified number of equity awards to employees who are not members of our executive leadership team. That authority is used rarely and only in connection with newly hired senior employees or special situations. Our Chief Executive Officer and President do not consider or take into account the existence of material nonpublic information when determining the timing and terms of any such awards

Award Timing Method

Stock options are not a component of our executive compensation program. Annual grants of RSUs and, to our executive officers, PSUs are made by the Compensation Committee on a pre-determined schedule, with such grants being made immediately following the conclusion of the February Board meeting. Special grants of equity awards are rarely made to our executive officers. The Compensation Committee makes such awards at such time as it determines that they are necessary.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not consider or take into account the existence of material nonpublic information when determining the timing and terms of equity awards, does not coordinate equity awards with the release of material nonpublic information and does not accelerate or delay equity awards in response to material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false